As filed with the Securities and Exchange Commission on September 17, 2002

Registration No. 333-91438

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

 [   ]

Post-Effective Amendment No. 1

[X]

(Check appropriate box or boxes)

STRONG EQUITY FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

100 Heritage Reserve

Menomonee Falls, Wisconsin  53051

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (414) 359-3400

Richard W. Smirl

Strong Capital Management, Inc.

100 Heritage Reserve

Menomonee Falls, Wisconsin  53051

 (Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Strong Equity Funds, Inc. (“Registrant”) on Form N-14 hereby incorporates by reference Part A and Part B of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-91438), filed with the Securities and Exchange Commission on July 26, 2002.  The purpose of this Post-Effective Amendment No. 1 is to file as Exhibit 12 hereto the Opinion and Consent of Godfrey & Kahn, S.C. regarding certain matters.

PART C

OTHER INFORMATION

Item 15.  Indemnification

The information required in this item is incorporated by reference to Item 15 of Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14 (File No. 333-91438), filed with the Securities and Exchange Commission on July 26, 2002.

Item 16.  Exhibits

No.

Description

(1)(a)

Articles of Incorporation effective August 1, 1996(2)

(1)(b)

Amendment to Articles of Incorporation effective October 24, 1996(3)

(1)(c)

Amendment to Articles of Incorporation effective April 7, 1997(4)

(1)(d)

Amendment to Articles of Incorporation effective June 4, 1997(5)

(1)(e)

Amendment to Articles of Incorporation effective December 10, 1997(6)

(1)(f)

Amendment to Articles of Incorporation effective May 4, 1998(7)

(1)(g)

Amendment to Articles of Incorporation effective September 14, 1998(8)

(1)(h)

Amendment to Articles of Incorporation effective December 15, 1998(9)

(1)(i)

Amendment to Articles of Incorporation effective February 2, 1999(10)

(1)(j)

Amendment to Articles of Incorporation effective December 13, 1999(11)

(1)(k)

Amendment to Articles of Incorporation dated February 17, 2000(12)

(1)(l)

Amendment to Articles of Incorporation dated November 30, 2000(13)

(1)(m)

Amendment to Articles of Incorporation effective May 1, 2001(14)

(1)(n)

Amendment to Articles of Incorporation effective December 27, 2001(17)

(1)(o)

Amendment to Articles of Incorporation effective July 22, 2002(21)

(1)(p)

Amendment to Articles of Incorporation effective August 2, 2002(22)

(2)(a)

Bylaws dated October 20, 1995(1)

(2)(b)

Amendment to Bylaws dated May 1, 1998(7)

(2)(c)

Amendment to Bylaws dated April 5, 2001(14)

(2)(d)

Amendment to Bylaws dated March 1, 2002(18)

(3)

Not applicable

(4)

Form of Agreement and Plan of Reorganization(23)

(5)

Not applicable

(6)(a)

Amended and Restated Investment Advisory Agreement (Excluding Index 500 Fund)(16)

(6)(b)

Amended and Restated Subadvisory Agreement (Value Fund)(16)

(6)(c)

Subadvisory Agreement (Dow 30 Value Fund)(6)

(6)(d)

Amended and Restated Subadvisory Agreement (U.S. Emerging Growth Fund)(18)

(6)(e)

Subadvisory Agreement (Advisor Utilities and Energy Fund)(21)

(6)(f)

Expense Cap Agreement (Core Fund and Growth Fund)(24)

(7)(a)

Distribution Agreement Investor Class, Advisor Class, Institutional Class, Class A, Class K, and Class Z Shares(14)

(7)(b)

Class B and Class C Shares Distribution Agreement(14)

(7)(c)

Dealer Agreement(12)

(7)(d)

Mutual Fund Distribution and Shareholder Services Agreement(13)

(7)(e)

Services Agreement(12)

(8)

Not applicable

(9)(a)

Custodian and Remote Access Agreement (Excluding Index 500 Fund)(15)

(9)(b)

Custody Agreement with Investors Bank and Trust (Index 500 Fund)(4)

(10)(a)

Amended and Restated Rule 12b-1 Distribution Plan(16)

(10)(b)

Amended and Restated Rule 18f-3 Multiple Class Plan(18)

(11)

Opinion and Consent of Godfrey & Kahn, S.C. regarding the validity of the shares to be issued by the Registrant(30)

(12)

Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters (filed herewith)

(13)(a)

Amended and Restated Transfer and Dividend Disbursing Agent Agreement(19)

(13)(b)

Shareholder Servicing Agent Agreement (Index 500 Fund)(4)

(13)(c)

Investor Class Shares Administration Agreement(17)

(13)(d)

Advisor Class Shares Administration Agreement(17)

(13)(e)

Institutional Class Shares Administration Agreement(17)

(13)(f)

Class Z Shares Administration Agreement(17)

(13)(g)

Class A, B, and C Shares Administration Agreement(17)

(13)(h)

Class K Shares Administration Agreement(22)

(14)

Consent of PricewaterhouseCoopers LLP (New York, NY)(30)

(15)

Not applicable

(16)

Powers of Attorney(25)

(17)(a)

Form of Proxy ballot for Rockhaven Fund(29)

(17)(b)

Form of Proxy ballot for Rockhaven Premier Dividend Fund(29)

(17)(c)

Preliminary Statements of Additional Information for Strong Advisor Large Company Core Fund and Strong Large Company Growth Fund dated June 28, 2002(20)

(17)(d)

Prospectus for Rockhaven Fund and Rockhaven Premier Dividend Fund dated January 28, 2002(26)

(17)(e)

Statement of Additional Information for Rockhaven Fund and Rockhaven Premier Dividend Fund dated January 28, 2002(26)

(17)(f)

Annual Report to Shareholders of the Rockhaven Fund and the Rockhaven Premier Dividend Fund for the fiscal year ended September 30, 2001(27)

(17)(g)

Semi-Annual Report to Shareholders of the Rockhaven Fund and the Rockhaven Premier Dividend Fund for the six months ended March 31, 2002(28)

(17)(h)

Rockhaven Proxy Voting Instructions(29)

______________

(1)

Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A filed on or about December 15, 1995.

(2)

Incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant’s Registration Statement on Form N-1A filed on or about October 17, 1996.

(3)

Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant’s Registration Statement on Form N-1A filed on or about December 30, 1996.

(4)

Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant’s Registration Statement on Form N-1A filed on or about April 25, 1997.

(5)

Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant’s Registration Statement on Form N-1A filed on or about June 27, 1997.

(6)

Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration  Statement on Form N-1A filed on or about December 24, 1997.

(7)

Incorporated herein by reference to Post-Effective Amendment No. 20 to Registrant’s Registration Statement on Form N-1A filed on or about May 18, 1998.

(8)

Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant’s Registration Statement on Form N-1A filed on or about September 28, 1998.

(9)

Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on or about December 30, 1998.

(10)

Incorporated herein by reference to Post-Effective Amendment No. 26 to Registrant’s Registration Statement on Form N-1A filed on or about March 2, 1999.

(11)

Incorporated herein by reference to Post-Effective Amendment No. 32 to Registrant’s Registration Statement on Form N-1A filed on or about December 27, 1999.

(12)

Incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant’s Registration Statement on Form N-1A filed on or about February 22, 2000.

(13)

Incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant’s Registration Statement on Form N-1A filed on or about November 29, 2000.

(14)

Incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant’s Registration Statement on Form N-1A filed on or about April 27, 2001.

(15)

Incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant’s Registration Statement on Form N-1A filed on or about June 29, 2001.

(16)

Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant’s Registration Statement on Form N-1A filed on or about August 3, 2001.

(17)

Incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant’s Registration Statement on Form N-1A filed on or about December 27, 2001.

(18)

Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on or about April 29, 2002.

(19)

Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on or about May 6, 2002.

(20)

Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A relating to the Strong Advisor Large Company Core Fund and the Strong Large Company Growth Fund filed on or about June 28, 2002.

(21)

Incorporated herein by reference to Post-Effective Amendment No. 49 to Registrant’s Registration Statement on Form N-1A filed on or about July 29, 2002.

(22)

Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on August 29, 2002.

(23)

Filed as Exhibit B to Part A of this Form N-14.

(24)

Incorporated herein by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement on Form N-1A filed on September 9, 2002.

(25)

Incorporated by reference to powers of attorney filed with Post-Effective Amendment Nos. 43 and 45 to Registrant’s Registration Statement on Form N-1A filed on or about December 27, 2001 and May 6, 2002, respectively.

(26)

Incorporated herein by reference to Post-Effective Amendment No. 89 to Advisors Series Trust’s Registration Statement on Form N-1A relating to the Rockhaven Fund and the Rockhaven Premier Dividend Fund filed on January 24, 2002.

(27)

Incorporated by reference to the Advisors Series Trust’s Form N-30D relating to the Rockhaven Fund and the Rockhaven Premier Dividend Fund filed on January 16, 2002.

(28)

Incorporated by reference to the Advisors Series Trust’s Form N-30D relating to the Rockhaven Fund and the Rockhaven Premier Dividend Fund filed on June 11, 2002.

(29)

Incorporated by reference to the initial filing of this Registration Statement on Form N-14 filed on June 28, 2002.

(30)

Incorporated by reference to Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 filed on July 26, 2002.

Item 17.  Undertakings

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, Registrant certifies that it meets all of the requirements for the effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post–Effective Amendment No. 1 to its Registration Statement to be signed on behalf by the undersigned, thereto duly authorized, in the Village of Menominee Falls, and State of Wisconsin, as of this 17th day of September, 2002.

STRONG EQUITY FUNDS, INC.

(Registrant)

BY:   /s/ Richard W. Smirl

         Richard W. Smirl, Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and as of the date indicated.

Name	Title	Dated As Of
/s/ Richard S. Strong	Chairman of the Board (Principal Executive Officer) and a Director	September 17, 2002
Richard S. Strong
/s/ John W. Widmer	Treasurer (Principal Financial and Accounting Officer)	September 17, 2002
John W. Widmer
/s/ Willie D. Davis*	Director	September 17, 2002
Willie D. Davis
/s/ William F. Vogt*	Director	September 17, 2002
William F. Vogt
/s/ Stanley Kritzik*	Director	September 17, 2002
Stanley Kritzik
/s/ Neal Malicky*	Director	September 17, 2002
Neal Malicky
/s/ Gordon Greer*	Director	September 17, 2002
Gordon Greer

* Susan A. Hollister signs this document pursuant to the powers of attorney filed with Post-Effective Amendment Nos. 43 and 45 to the Registrant’s Registration Statement on Form N-1A.

By: /s/ Susan A. Hollister

       Susan A. Hollister, Vice President and Assistant Secretary

EXHIBIT INDEX

No.

Description

12

Opinion and Consent of Godfrey & Kahn, S.C. regarding certain tax matters